Summary of foreign currency sensitivity (Details) (Parenthetical) - Currency risk [member]	Mar. 31, 2021
United States Of America Dollars Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
United Kingdom Pounds Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
Euro Member Countries Euro Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
Singapore Dollars Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%